UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:    USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               DANIEL J. MAVICO
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   JULY 31

Date of Reporting Period:  OCTOBER 31, 2013

ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 1ST QUARTER REPORT - PERIOD ENDED OCTOBER 31, 2013


[LOGO OF USAA]
   USAA(R)

PORTFOLIO OF INVESTMENTS
1ST QUARTER
USAA GROWTH & INCOME FUND
OCTOBER 31, 2013

                                                                      (Form N-Q)

48451-1213                                   (C)2013, USAA. All rights reserved.

================================================================================

PORTFOLIO OF INVESTMENTS

USAA GROWTH & INCOME FUND
October 31, 2013 (unaudited)

                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES    SECURITY                                                                         (000)
---------------------------------------------------------------------------------------------------
             COMMON STOCKS (97.4%)

             CONSUMER DISCRETIONARY (12.7%)
             ------------------------------
             ADVERTISING (0.7%)
   621,850   Interpublic Group of Companies, Inc.                                        $   10,447
                                                                                         ----------
             APPAREL RETAIL (0.3%)
    84,900   Abercrombie & Fitch Co. "A"                                                      3,182
    29,500   Ascena Retail Group, Inc.*                                                         584
                                                                                         ----------
                                                                                              3,766
                                                                                         ----------
             APPAREL, ACCESSORIES & LUXURY GOODS (0.8%)
    29,700   Fossil Group, Inc.*                                                              3,770
    72,200   Hanesbrands, Inc.                                                                4,918
    29,400   PVH Corp.                                                                        3,663
                                                                                         ----------
                                                                                             12,351
                                                                                         ----------
             AUTO PARTS & EQUIPMENT (0.3%)
    89,300   Delphi Automotive plc                                                            5,108
                                                                                         ----------
             AUTOMOBILE MANUFACTURERS (0.6%)
    54,200   Daimler AG ADR                                                                   4,431
   121,900   General Motors Co.*                                                              4,504
                                                                                         ----------
                                                                                              8,935
                                                                                         ----------
             AUTOMOTIVE RETAIL (0.2%)
     6,840   AutoZone, Inc.*                                                                  2,973
                                                                                         ----------
             BROADCASTING (0.7%)
   174,970   CBS Corp. "B"                                                                   10,348
                                                                                         ----------
             CABLE & SATELLITE (0.5%)
   171,100   Comcast Corp. "A"                                                                8,141
                                                                                         ----------
             CASINOS & GAMING (0.7%)
   220,700   International Game Technology                                                    4,149
    28,550   Las Vegas Sands Corp.                                                            2,005
   226,800   MGM Resorts International*                                                       4,318
                                                                                         ----------
                                                                                             10,472
                                                                                         ----------
             COMPUTER & ELECTRONICS RETAIL (0.3%)
    69,610   Conn's, Inc.*                                                                    4,207
    22,700   Rent-A-Center, Inc.                                                                777
                                                                                         ----------
                                                                                              4,984
                                                                                         ----------
             DEPARTMENT STORES (0.7%)
   100,000   J.C. Penney Co., Inc.*                                                             750
   167,530   Kohl's Corp.                                                                     9,516
                                                                                         ----------
                                                                                             10,266
                                                                                         ----------
             EDUCATION SERVICES (0.6%)
   104,500   American Public Education, Inc.*                                                 4,183
    89,900   Grand Canyon Education, Inc.*                                                    4,249

================================================================================

1  | USAA Growth & Income Fund

================================================================================

                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES    SECURITY                                                                         (000)
---------------------------------------------------------------------------------------------------
    23,400   ITT Educational Services, Inc.*                                             $      939
                                                                                         ----------
                                                                                              9,371
                                                                                         ----------
             GENERAL MERCHANDISE STORES (1.3%)
   103,800   Dollar General Corp.*                                                            5,998
   175,625   Dollar Tree, Inc.*                                                              10,256
    53,500   Target Corp.                                                                     3,466
                                                                                         ----------
                                                                                             19,720
                                                                                         ----------
             HOME IMPROVEMENT RETAIL (1.0%)
   289,765   Lowe's Companies, Inc.                                                          14,424
                                                                                         ----------
             HOMEBUILDING (0.5%)
   385,200   D.R. Horton, Inc.                                                                7,300
                                                                                         ----------
             HOMEFURNISHING RETAIL (0.6%)
   112,500   Bed Bath & Beyond, Inc.*                                                         8,698
                                                                                         ----------
             HOTELS, RESORTS & CRUISE LINES (1.6%)
   289,800   Carnival Corp.                                                                  10,042
    61,700   Hyatt Hotels Corp. "A"*                                                          2,937
   120,100   Royal Caribbean Cruises Ltd.                                                     5,049
    78,420   Starwood Hotels & Resorts Worldwide, Inc.                                        5,773
                                                                                         ----------
                                                                                             23,801
                                                                                         ----------
             INTERNET RETAIL (0.1%)
     5,100   Amazon.com, Inc.*                                                                1,857
                                                                                         ----------
             LEISURE PRODUCTS (0.2%)
    79,570   Mattel, Inc.                                                                     3,531
                                                                                         ----------
             MOTORCYCLE MANUFACTURERS (0.3%)
    58,600   Harley-Davidson, Inc.                                                            3,753
                                                                                         ----------
             MOVIES & ENTERTAINMENT (0.5%)
   111,900   Walt Disney Co.                                                                  7,675
                                                                                         ----------
             SPECIALTY STORES (0.2%)
    38,100   PetSmart, Inc.                                                                   2,772
                                                                                         ----------
             Total Consumer Discretionary                                                   190,693
                                                                                         ----------

             CONSUMER STAPLES (6.7%)
             -----------------------
             BREWERS (1.0%)
   141,905   Anheuser-Busch InBev N.V. ADR                                                   14,720
                                                                                         ----------
             DRUG RETAIL (1.7%)
   224,950   CVS Caremark Corp.                                                              14,005
   191,100   Walgreen Co.                                                                    11,321
                                                                                         ----------
                                                                                             25,326
                                                                                         ----------
             HOUSEHOLD PRODUCTS (0.8%)
   157,210   Procter & Gamble Co.                                                            12,695
                                                                                         ----------
             HYPERMARKETS & SUPER CENTERS (0.8%)
   159,370   Wal-Mart Stores, Inc.                                                           12,231
                                                                                         ----------
             PACKAGED FOODS & MEAT (0.4%)
    85,805   Green Mountain Coffee Roasters, Inc.*                                            5,389
                                                                                         ----------
             SOFT DRINKS (0.8%)
    60,055   Monster Beverage Corp.*                                                          3,437
    99,700   PepsiCo, Inc.                                                                    8,384
                                                                                         ----------
                                                                                             11,821
                                                                                         ----------
             TOBACCO (1.2%)
   384,330   Altria Group, Inc.                                                              14,309

================================================================================

                                                   Portfolio of Investments |  2

================================================================================

                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES    SECURITY                                                                         (000)
---------------------------------------------------------------------------------------------------
    39,600   Philip Morris International, Inc.                                           $    3,529
                                                                                         ----------
                                                                                             17,838
                                                                                         ----------
             Total Consumer Staples                                                         100,020
                                                                                         ----------

             ENERGY (8.3%)
             -------------
             INTEGRATED OIL & GAS (2.6%)
   149,120   BP plc ADR                                                                       6,934
   101,435   Chevron Corp.                                                                   12,168
   212,600   Occidental Petroleum Corp.                                                      20,427
                                                                                         ----------
                                                                                             39,529
                                                                                         ----------
             OIL & GAS DRILLING (1.6%)
    68,500   Atwood Oceanics, Inc.*                                                           3,640
   136,550   Ensco plc "A"                                                                    7,872
    91,800   Noble Corp.                                                                      3,461
    99,200   SeaDrill Ltd.                                                                    4,625
    86,900   Transocean Ltd.                                                                  4,090
                                                                                         ----------
                                                                                             23,688
                                                                                         ----------
             OIL & GAS EQUIPMENT & SERVICES (1.5%)
    51,300   Cameron International Corp.*                                                     2,814
   154,800   Halliburton Co.                                                                  8,209
    56,700   National-Oilwell Varco, Inc.                                                     4,603
    76,300   Oceaneering International, Inc.                                                  6,553
                                                                                         ----------
                                                                                             22,179
                                                                                         ----------
             OIL & GAS EXPLORATION & PRODUCTION (2.4%)
   105,265   Anadarko Petroleum Corp.                                                        10,031
    64,600   ConocoPhillips                                                                   4,735
    32,700   Continental Resources, Inc.*                                                     3,724
   314,000   Marathon Oil Corp.                                                              11,072
   111,485   Whiting Petroleum Corp.*                                                         7,457
                                                                                         ----------
                                                                                             37,019
                                                                                         ----------
             OIL & GAS REFINING & MARKETING (0.2%)
    64,200   Valero Energy Corp.                                                              2,643
                                                                                         ----------
             Total Energy                                                                   125,058
                                                                                         ----------

             FINANCIALS (18.0%)
             ------------------
             ASSET MANAGEMENT & CUSTODY BANKS (2.2%)
   129,520   Ameriprise Financial, Inc.                                                      13,022
    27,775   BlackRock, Inc.                                                                  8,355
    60,600   State Street Corp.                                                               4,246
   111,690   Waddell & Reed Financial, Inc. "A"                                               6,897
                                                                                         ----------
                                                                                             32,520
                                                                                         ----------
             CONSUMER FINANCE (2.3%)
    60,200   American Express Co.                                                             4,924
   291,300   Capital One Financial Corp.                                                     20,004
    79,400   Discover Financial Services                                                      4,119
   249,120   SLM Corp.                                                                        6,320
                                                                                         ----------
                                                                                             35,367
                                                                                         ----------
             DIVERSIFIED BANKS (0.8%)
   271,250   Wells Fargo & Co.                                                               11,580
                                                                                         ----------
             INVESTMENT BANKING & BROKERAGE (0.8%)
   127,400   Charles Schwab Corp.                                                             2,886
   188,900   E*Trade Financial Corp.*                                                         3,194
   222,000   Morgan Stanley                                                                   6,378
                                                                                         ----------
                                                                                             12,458
                                                                                         ----------

================================================================================

3  | USAA Growth & Income Fund

================================================================================

                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES    SECURITY                                                                         (000)
---------------------------------------------------------------------------------------------------
             LIFE & HEALTH INSURANCE (1.4%)
   128,800   AFLAC, Inc.                                                                 $    8,369
    97,400   Lincoln National Corp.                                                           4,423
   170,200   MetLife, Inc.                                                                    8,052
                                                                                         ----------
                                                                                             20,844
                                                                                         ----------
             MULTI-LINE INSURANCE (2.1%)
   604,535   American International Group, Inc.                                              31,224
                                                                                         ----------
             OTHER DIVERSIFIED FINANCIAL SERVICES (4.0%)
   436,500   Bank of America Corp.                                                            6,094
   658,300   Citigroup, Inc.                                                                 32,112
   437,800   JPMorgan Chase & Co.                                                            22,564
                                                                                         ----------
                                                                                             60,770
                                                                                         ----------
             PROPERTY & CASUALTY INSURANCE (0.6%)
   307,512   Assured Guaranty Ltd.                                                            6,304
    84,480   XL Group plc                                                                     2,583
                                                                                         ----------
                                                                                              8,887
                                                                                         ----------
             REGIONAL BANKS (1.9%)
    59,600   CIT Group, Inc.*                                                                 2,870
   225,300   Fifth Third Bancorp                                                              4,288
   349,800   First Niagara Financial Group, Inc.                                              3,858
   239,585   PNC Financial Services Group, Inc.                                              17,617
                                                                                         ----------
                                                                                             28,633
                                                                                         ----------
             SPECIALIZED FINANCE (1.3%)
   114,770   CME Group, Inc.                                                                  8,517
    53,620   IntercontinentalExchange, Inc.*                                                 10,334
                                                                                         ----------
                                                                                             18,851
                                                                                         ----------
             THRIFTS & MORTGAGE FINANCE (0.6%)
   285,300   New York Community Bancorp, Inc.                                                 4,625
   303,800   People's United Financial, Inc.                                                  4,384
                                                                                         ----------
                                                                                              9,009
                                                                                         ----------
             Total Financials                                                               270,143
                                                                                         ----------

             HEALTH CARE (14.9%)
             -------------------
             BIOTECHNOLOGY (3.5%)
   139,305   Amgen, Inc.                                                                     16,160
   481,100   Gilead Sciences, Inc.*                                                          34,153
    37,500   Vertex Pharmaceuticals, Inc.*                                                    2,675
                                                                                         ----------
                                                                                             52,988
                                                                                         ----------
             HEALTH CARE DISTRIBUTORS (0.5%)
    65,100   Cardinal Health, Inc.                                                            3,819
    24,155   McKesson Corp.                                                                   3,776
                                                                                         ----------
                                                                                              7,595
                                                                                         ----------
             HEALTH CARE EQUIPMENT (1.6%)
   101,555   Covidien plc                                                                     6,511
   204,800   Hologic, Inc.*                                                                   4,585
   100,900   Medtronic, Inc.                                                                  5,792
   116,450   St. Jude Medical, Inc.                                                           6,683
                                                                                         ----------
                                                                                             23,571
                                                                                         ----------
             HEALTH CARE FACILITIES (0.4%)
    62,700   HCA Holdings, Inc.                                                               2,956
    38,400   Universal Health Services, Inc. "B"                                              3,093
                                                                                         ----------
                                                                                              6,049
                                                                                         ----------
             HEALTH CARE SERVICES (0.3%)
    93,200   Omnicare, Inc.                                                                   5,140
                                                                                         ----------

================================================================================

                                                   Portfolio of Investments |  4

================================================================================

                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES    SECURITY                                                                         (000)
---------------------------------------------------------------------------------------------------
             LIFE SCIENCES TOOLS & SERVICES (0.5%)
    71,400   Thermo Fisher Scientific, Inc.                                              $    6,981
                                                                                         ----------
             MANAGED HEALTH CARE (2.3%)
   234,110   Cigna Corp.                                                                     18,022
   112,900   UnitedHealth Group, Inc.                                                         7,706
   106,328   WellPoint, Inc.                                                                  9,017
                                                                                         ----------
                                                                                             34,745
                                                                                         ----------
             PHARMACEUTICALS (5.8%)
   155,400   AbbVie, Inc.                                                                     7,529
    25,600   Allergan, Inc.                                                                   2,319
   143,495   Eli Lilly and Co.                                                                7,149
   225,700   Johnson & Johnson                                                               20,902
   266,885   Merck & Co., Inc.                                                               12,034
 1,027,509   Pfizer, Inc.                                                                    31,524
    68,000   Sanofi ADR                                                                       3,637
    66,382   Zoetis, Inc.                                                                     2,102
                                                                                         ----------
                                                                                             87,196
                                                                                         ----------
             Total Health Care                                                              224,265
                                                                                         ----------

             INDUSTRIALS (14.3%)
             -------------------
             AEROSPACE & DEFENSE (2.8%)
    49,430   B/E Aerospace, Inc.*                                                             4,012
    60,800   Boeing Co.                                                                       7,934
    37,100   General Dynamics Corp.                                                           3,214
    70,345   Honeywell International, Inc.                                                    6,101
    64,800   Raytheon Co.                                                                     5,338
   264,500   Spirit AeroSystems Holdings, Inc. "A"*                                           7,059
    85,950   United Technologies Corp.                                                        9,132
                                                                                         ----------
                                                                                             42,790
                                                                                         ----------
             AIR FREIGHT & LOGISTICS (1.1%)
    83,260   FedEx Corp.                                                                     10,907
    62,800   United Parcel Service, Inc. "B"                                                  6,170
                                                                                         ----------
                                                                                             17,077
                                                                                         ----------
             AIRLINES (0.4%)
   183,480   United Continental Holdings, Inc.*                                               6,229
                                                                                         ----------
             CONSTRUCTION & ENGINEERING (0.8%)
    98,560   Chicago Bridge & Iron Co. N.V.                                                   7,302
   132,300   KBR, Inc.                                                                        4,570
                                                                                         ----------
                                                                                             11,872
                                                                                         ----------
             CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (1.1%)
   172,125   AGCO Corp.                                                                      10,049
    26,000   Caterpillar, Inc.                                                                2,167
    58,500   Joy Global, Inc.                                                                 3,320
    83,500   Titan International, Inc.                                                        1,211
                                                                                         ----------
                                                                                             16,747
                                                                                         ----------
             ELECTRICAL COMPONENTS & EQUIPMENT (1.6%)
   290,275   Eaton Corp. plc                                                                 20,482
    48,100   Emerson Electric Co.                                                             3,221
                                                                                         ----------
                                                                                             23,703
                                                                                         ----------
             ENVIRONMENTAL & FACILITIES SERVICES (0.3%)
   126,100   Republic Services, Inc.                                                          4,221
                                                                                         ----------
             INDUSTRIAL CONGLOMERATES (0.6%)
    41,800   Danaher Corp.                                                                    3,013

================================================================================

5  | USAA Growth & Income Fund

================================================================================

                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES    SECURITY                                                                         (000)
---------------------------------------------------------------------------------------------------
   234,300   General Electric Co.                                                        $    6,125
                                                                                         ----------
                                                                                              9,138
                                                                                         ----------
             INDUSTRIAL MACHINERY (1.8%)
   138,680   Flowserve Corp.                                                                  9,634
    40,500   Illinois Tool Works, Inc.                                                        3,191
    71,700   Pentair Ltd.                                                                     4,810
    53,100   SPX Corp.                                                                        4,817
    48,900   Stanley Black & Decker, Inc.                                                     3,868
                                                                                         ----------
                                                                                             26,320
                                                                                         ----------
             MARINE PORTS & SERVICES (0.5%)
   222,300   Norwegian Cruise Line Holdings Ltd.*                                             7,118
                                                                                         ----------
             OFFICE SERVICES & SUPPLIES (0.3%)
   127,800   Herman Miller, Inc.                                                              3,877
                                                                                         ----------
             RAILROADS (1.8%)
   115,200   Canadian Pacific Railway Ltd.                                                   16,482
   126,745   Norfolk Southern Corp.                                                          10,902
                                                                                         ----------
                                                                                             27,384
                                                                                         ----------
             SECURITY & ALARM SERVICES (0.3%)
   127,300   Tyco International Ltd.                                                          4,653
                                                                                         ----------
             TRADING COMPANIES & DISTRIBUTORS (0.6%)
   111,245   WESCO International, Inc.*                                                       9,507
                                                                                         ----------
             TRUCKING (0.3%)
   165,200   Hertz Global Holdings, Inc.*                                                     3,793
                                                                                         ----------
             Total Industrials                                                              214,429
                                                                                         ----------

             INFORMATION TECHNOLOGY (19.1%)
             ------------------------------
             APPLICATION SOFTWARE (1.0%)
   222,600   Adobe Systems, Inc.*                                                            12,065
    56,340   Salesforce.com, Inc.*                                                            3,006
                                                                                         ----------
                                                                                             15,071
                                                                                         ----------
             COMMUNICATIONS EQUIPMENT (0.9%)
   442,450   Cisco Systems, Inc.                                                              9,955
   131,055   JDS Uniphase Corp.*                                                              1,716
    24,635   QUALCOMM, Inc.                                                                   1,711
                                                                                         ----------
                                                                                             13,382
                                                                                         ----------
             COMPUTER HARDWARE (3.6%)
    54,375   Apple, Inc.                                                                     28,403
 1,076,695   Hewlett-Packard Co.                                                             26,239
                                                                                         ----------
                                                                                             54,642
                                                                                         ----------
             COMPUTER STORAGE & PERIPHERALS (1.4%)
   439,285   EMC Corp.                                                                       10,574
   136,760   SanDisk Corp.                                                                    9,505
                                                                                         ----------
                                                                                             20,079
                                                                                         ----------
             DATA PROCESSING & OUTSOURCED SERVICES (0.9%)
    61,608   Global Payments, Inc.                                                            3,665
    38,990   Heartland Payment Systems, Inc.                                                  1,577
    44,490   Visa, Inc. "A"                                                                   8,750
                                                                                         ----------
                                                                                             13,992
                                                                                         ----------
             ELECTRONIC COMPONENTS (0.3%)
    73,941   Belden, Inc.                                                                     4,973
                                                                                         ----------

================================================================================

                                                   Portfolio of Investments |  6

================================================================================

                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES    SECURITY                                                                         (000)
---------------------------------------------------------------------------------------------------
             INTERNET SOFTWARE & SERVICES (4.1%)
   126,500   AOL, Inc.                                                                   $    4,584
   118,255   eBay, Inc.*                                                                      6,233
   102,300   Facebook, Inc. "A"*                                                              5,142
    22,970   Google, Inc. "A"*                                                               23,672
   105,070   IAC/InterActiveCorp.                                                             5,610
    72,000   Rackspace Hosting, Inc.*                                                         3,689
   166,386   Web.com Group, Inc.*                                                             4,484
   256,100   Yahoo! Inc.*                                                                     8,433
                                                                                         ----------
                                                                                             61,847
                                                                                         ----------
             IT CONSULTING & OTHER SERVICES (0.6%)
    43,200   Cognizant Technology Solutions Corp. "A"*                                        3,755
   161,262   iGATE Corp.*                                                                     5,135
                                                                                         ----------
                                                                                              8,890
                                                                                         ----------
             SEMICONDUCTOR EQUIPMENT (0.4%)
   319,000   Applied Materials, Inc.                                                          5,694
                                                                                         ----------
             SEMICONDUCTORS (3.1%)
   162,200   Broadcom Corp. "A"                                                               4,334
   183,900   Intel Corp.                                                                      4,492
   108,800   Microchip Technology, Inc.                                                       4,674
   568,325   NXP Semiconductors N.V.*                                                        23,938
   222,500   Texas Instruments, Inc.                                                          9,363
                                                                                         ----------
                                                                                             46,801
                                                                                         ----------
             SYSTEMS SOFTWARE (2.8%)
   115,600   CA, Inc.                                                                         3,672
   133,840   Check Point Software Technologies Ltd.*                                          7,765
   663,810   Microsoft Corp.                                                                 23,466
   224,185   Oracle Corp.                                                                     7,510
                                                                                         ----------
                                                                                             42,413
                                                                                         ----------
             Total Information Technology                                                   287,784
                                                                                         ----------

             MATERIALS (2.0%)
             ----------------
             CONSTRUCTION MATERIALS (0.3%)
   203,400   CRH plc ADR                                                                      4,979
                                                                                         ----------
             DIVERSIFIED CHEMICALS (0.5%)
   126,100   E.I. du Pont de Nemours & Co.                                                    7,717
                                                                                         ----------
             FERTILIZERS & AGRICULTURAL CHEMICALS (0.5%)
    68,000   Monsanto Co.                                                                     7,132
                                                                                         ----------
             GOLD (0.1%)
    49,000   Barrick Gold Corp.                                                                 950
                                                                                         ----------
             PAPER PRODUCTS (0.4%)
   136,900   International Paper Co.                                                          6,107
                                                                                         ----------
             SPECIALTY CHEMICALS (0.2%)
    61,400   Rockwood Holdings, Inc.                                                          3,884
                                                                                         ----------
             Total Materials                                                                 30,769
                                                                                         ----------

             TELECOMMUNICATION SERVICES (1.1%)
             ---------------------------------
             INTEGRATED TELECOMMUNICATION SERVICES (0.8%)
   210,800   AT&T, Inc.                                                                       7,631
    96,500   Verizon Communications, Inc.                                                     4,874
                                                                                         ----------
                                                                                             12,505
                                                                                         ----------

================================================================================

7  | USAA Growth & Income Fund

================================================================================

                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES    SECURITY                                                                         (000)
---------------------------------------------------------------------------------------------------
             WIRELESS TELECOMMUNICATION SERVICES (0.3%)
   110,900   Vodafone Group plc ADR                                                      $    4,084
                                                                                         ----------
             Total Telecommunication Services                                                16,589
                                                                                         ----------
             UTILITIES (0.3%)
             ----------------
             ELECTRIC UTILITIES (0.3%)
    50,695   NextEra Energy, Inc.                                                             4,296
                                                                                         ----------
             Total Common Stocks (cost: $1,138,203)                                       1,464,046
                                                                                         ----------
             MONEY MARKET INSTRUMENTS (2.4%)

             MONEY MARKET FUNDS (2.4%)
36,377,255   State Street Institutional Liquid Reserve Fund, 0.07% (a)(cost: $36,377)        36,377
                                                                                         ----------

             TOTAL INVESTMENTS (COST: $1,174,580)                                        $1,500,423
                                                                                         ==========

($ IN 000s)                                                 VALUATION HIERARCHY
                                                            -------------------

                                                (LEVEL 1)        (LEVEL 2)        (LEVEL 3)
                                              QUOTED PRICES        OTHER         SIGNIFICANT
                                                IN ACTIVE       SIGNIFICANT     UNOBSERVABLE
                                                 MARKETS        OBSERVABLE         INPUTS
                                              FOR IDENTICAL       INPUTS
ASSETS                                            ASSETS                                              TOTAL
-----------------------------------------------------------------------------------------------------------
Common Stocks                                 $   1,464,046     $        --     $         --     $1,464,046
Money Market Instruments:
  Money Market Funds                                 36,377              --               --         36,377
-----------------------------------------------------------------------------------------------------------
Total                                         $   1,500,423     $        --     $         --     $1,500,423
-----------------------------------------------------------------------------------------------------------

For the period of August 1, 2013, through October 31, 2013, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

                                                   Portfolio of Investments |  8

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

October 31, 2013 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 52 separate funds. The information presented in this quarterly report pertains only to the USAA Growth & Income Fund (the Fund), which is classified as diversified under the 1940 Act.

The Fund consists of two classes of shares: Growth & Income Fund Shares (Fund Shares) and Growth & Income Fund Adviser Shares (Adviser Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, distribution and service (12b-1) fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to both classes. The Adviser Shares permit investors to purchase shares through financial intermediaries, banks, broker-dealers, insurance companies, investment advisers, plan sponsors, and financial professionals that provide various administrative and distribution services.

A. SECURITY VALUATION -- The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager). Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

================================================================================

9  | USAA Growth & Income Fund

================================================================================

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, the Manager, an affiliate of the Fund, and the Fund's subadviser, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's subadviser has agreed to notify the Manager of significant events it identifies that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Manager, under valuation procedures approved by the Board, will consider such available information that it deems relevant to determine a fair value for the affected foreign securities. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

3. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

5. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

6. Repurchase agreements are valued at cost, which approximates market value.

================================================================================

                                         Notes to Portfolio of Investments |  10

================================================================================

7. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadviser, if applicable, under valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. As of October 31, 2013, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of October 31, 2013, were $330,697,000 and $4,854,000, respectively, resulting in net unrealized appreciation of $325,843,000.

D. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $1,502,823,000 at October 31, 2013, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 11.4% of net assets at October 31, 2013.

================================================================================

11  | USAA Growth & Income Fund

================================================================================

PORTFOLIO ABBREVIATION(S) AND DESCRIPTION(S)

ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

SPECIFIC NOTES

(a) Rate represents the money market fund annualized seven-day yield at October 31, 2013.
*     Non-income-producing security.

================================================================================

                                         Notes to Portfolio of Investments |  12
ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.




                             SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended October 31, 2013

By:      /S/ DANIEL J. MAVICO
         --------------------------------------------------------------
         Signature and Title:  Daniel J. Mavico, Assistant Secretary

Date:     12/27/2013
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /S/ DANIEL S. MCNAMARA
         --------------------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:     12/27/2013
         ------------------------------


By:      /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:     12/27/2013
         ------------------------------